Note 20 - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Assets Transferred Continuing Involvement Original assets [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 1,101	€ 759
Financial assets at fair value through profit or loss	0	306
Non-trading financial assets mandatory at fair value through profit and loss	698	386
Financial Assets Transferred Continuing Involvement assets still recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	109	35
Financial assets at fair value through profit or loss	0	15
Non-trading financial assets mandatory at fair value through profit and loss	23	43
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 185	€ 117